SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)							9 Months Ended	12 Months Ended
	Sep. 20, 2022 shares	Sep. 20, 2022 shares	May 03, 2022 shares	May 03, 2022 shares	Sep. 21, 2021 shares	Aug. 16, 2021 shares	Sep. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of Options, Outstanding, beginning | shares							615,000	895,000
Weighted average exercise price, beginning | $ / shares							$ 1.41	$ 1.16
Granted during the period | shares							10,000	10,000	1,135,000
Weighted average exercise price, granted | $ / shares							$ 3.82	$ 6.20	$ 1.09
Exercised during the period | shares	(140,000)	(140,000)	(150,000)	(150,000)	(55,000)	(5,000)		(290,000)	(60,000)
Weighted average exercise price, exercised | $ / shares								$ 0.82	$ 0.82
Cancelled during the period | shares									(180,000)
Weighted average exercise price, canceled/forfeited | $ / shares									$ 0.82
Number of Options, Outstanding, Ending | shares							715,000	615,000	895,000
Weighted average exercise price, ending | $ / shares							$ 1.51	$ 1.41	$ 1.16
Number of Options, Exercisable, Ending | shares							642,500	612,500
Weighted average exercise price, Exercisable, ending | $ / shares							$ 1.44	$ 1.39
Number of Options, Exercisable, beginning | shares							612,500
Weighted average exercise price, Exercisable, beginning | $ / shares							$ 1.39
Granted during the period | shares							90,000
Weighted average exercise price, granted | $ / shares							$ 1.93